EQUITY - Narrative Equity Instruments and Hybrid Instruments (Details)						12 Months Ended
	Dec. 21, 2023 USD ($)	May 19, 2023 USD ($) shares	Mar. 14, 2023 USD ($) bonds	Dec. 23, 2021 USD ($)	May 18, 2020 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($) business_day
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component						$ 315,000,000
Increase (decrease) through other changes, equity		$ 509,000,000				13,000,000	$ (22,000,000)	$ 9,000,000
Financing costs - net						$ 859,000,000	$ 334,000,000	1,155,000,000
Shares issued out of treasury shares (in shares) | shares						(25,000,000)	(105,000,000)
Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component						$ 291,000,000
Increase (decrease) through other changes, equity			$ 291,000,000			(9,000,000)	$ (40,000,000)
Retained Earnings
Disclosure of detailed information about borrowings [line items]
Consideration allocated to equity component						24,000,000
Increase (decrease) through other changes, equity			$ 24,000,000			$ 22,000,000	$ 8,000,000	$ 9,000,000
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,250,000,000				$ 1,000,000,000	$ 750,000,000
Call option, number of business days prior to maturity | business_day										10
Number of mandatorily convertible bonds repaid | bonds			226,666
Number of mandatorily convertible bonds outstanding | bonds			666,666
Consideration paid (received)			$ 340,000,000
Consideration allocated to debt component			(25,000,000)	$ 30,000,000
Consideration allocated to equity component			$ (315,000,000)	331,000,000
Financing costs - net	$ 66,000,000
Borrowings, issuance amount of principal (in percent)					100.00%
Borrowings maturity, term					3 years
Borrowings, principal amount of debt converted				395,000,000
Conversion ratio, cash consideration				1,196,000,000
Financing cost related to conversion of convertible instruments, debt				61,000,000
Decrease in equity related to financing cost from conversion of convertible instruments		1,025,000,000		774,000,000
Increase (decrease) through financing cost related to conversion of convertible instruments, net of tax, equity		$ 794,000,000		$ 589,000,000
Number of notes outstanding | shares		24,290,025
Shares issued out of treasury shares (in shares) | shares		57,057,991
Mandatorily convertible unsecured unsubordinated bonds | Significant shareholder
Disclosure of detailed information about borrowings [line items]
Shares issued out of treasury shares (in shares) | shares		9,396,120
Mandatorily convertible unsecured unsubordinated bonds | Other liabilities
Disclosure of detailed information about borrowings [line items]
Notional amount	113,000,000
Mandatorily convertible unsecured unsubordinated bonds | Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Notional amount	547,000,000
Increase (decrease) through other changes, equity	$ 32,000,000